Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001830188
Registrant Name	United Homes Group, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A